Non-current Assets - Investment Securities at Fair Value Through Profit or Loss - Summary of Financial Assets Mandatorily Measured at FVPL (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Unlisted Equity Securities
Disclosure of fair value measurement of assets [line items]
Financial assets measured at FVPL	$ 16,022,682	$ 16,490,271